Aero Acquisition (Details Narrative) (USD $)		0 Months Ended
	Mar. 01, 2012	May 16, 2011 Aero Pharmaceuticals, Inc. ("Aero")	Sep. 21, 2011 Aero Pharmaceuticals, Inc. ("Aero")
Acquisition Date		May 16, 2011
Number of shares issued for acquisition (in shares)		8,331,396
Purchase price		$ 2,000,000
Accounting method		Acquisition Method
Share price (in dollars per share)	$ 1		$ 0.5